CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥) ¥ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 28, 2023 CNY (¥) ¥ / shares shares	Feb. 28, 2022 CNY (¥) ¥ / shares shares
Revenue
Total Revenue	¥ 125,445	$ 17,428	¥ 34,216	¥ 250,223
Cost of revenue	(79,951)	(11,108)	(19,922)	(149,615)
Gross profit	45,494	6,320	14,294	100,608
General and administrative expenses	(44,337)	(6,160)	(45,291)	(85,298)
Sales and marketing expenses	(6,753)	(938)	(4,668)	(22,045)
Lease termination loss				(7,046)
Impairment loss on intangible assets and goodwill				(44,562)
Impairment loss on other long-lived assets	(3,674)	(510)	0	(7,871)
Operating loss	(9,270)	(1,288)	(35,665)	(66,214)
Subsidy income	728	101	1,412	2,298
Gain from disposal of liabilities and a subsidiary				4,048
Interest income, net	7,235	1,005	2,284	3,230
Realized gain in investments	3,207	446	1,867	1,749
Unrealized holding (loss) gain in investments	3,910	543	(3,794)	(2,855)
Other (expense) income, net	(1,434)	(199)	1,401	(2,395)
Impairment loss on long-term investments	(500)	(69)
(Loss) income before income taxes and loss from equity method investments	3,876	539	(32,495)	(60,139)
Income tax expense	(1,101)	(153)	(993)	(21,843)
Loss from equity method investments				(36,750)
Net (loss) income	2,775	386	(33,488)	(118,732)
Less: Net loss attributable to non-controlling interests	(2,186)	(304)	(3,822)	(5,270)
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	¥ 4,961	$ 690	¥ (29,666)	¥ (113,462)
Net (loss) income per ordinary share:
- Basic | (per share)	¥ 0.23	$ 0.03	¥ (1.4)	¥ (5.04)
- Diluted | (per share)	¥ 0.21	$ 0.03	¥ (1.4)	¥ (5.04)
Weighted average shares used in calculating net loss per ordinary share:
- Basic | shares	21,164,265	21,164,265	21,234,763	22,491,122
- Diluted | shares	23,614,631	23,614,631	21,234,763	22,491,122
Revenue From Third Parties
Revenue
Total Revenue	¥ 123,076	$ 17,099	¥ 26,556	¥ 249,274
Revenue From Related Parties
Revenue
Total Revenue	¥ 2,369	$ 329	¥ 7,660	¥ 949